ACQUISITIONS (Tables)	12 Months Ended
Dec. 31, 2016
YJS
ACQUISITIONS
Schedule of allocation of the purchase price at the date of acquisition
RMB
Net assets	10,524
Identifiable intangible assets — trade names and customer relationships	47,870
Goodwill	203,574
Deferred tax liabilities	(11,968)

Total	250,000

Zhiding Youyuan
ACQUISITIONS
Schedule of allocation of the purchase price at the date of acquisition
RMB
Net assets	14,170
Goodwill	13,820
Non-controlling interests	(9,330)

Total	18,660